EMPLOYEE BENEFIT - Significant Assumptions Used in Determining Actuarial Present Value of Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Discount rate		1.90%
Pre-retirement mortality	* Thailand TMO17 Tables	* Thailand TMO17 Tables
Bottom of range
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Discount rate	2.50%
Rate of salary increase	5.00%	5.00%
Top of range
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Discount rate	2.70%
Rate of salary increase	6.00%	6.00%